SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jul. 06, 2019
Share Capital, Reserves, And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	6 mos 2019		6 mos 2018
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of period	81.7	$1,280	86.4	$1,350
Issuance of common shares upon exercise of options and DRIP	—	—	0.3	6
Reverse accrual for shares to be repurchased and/or cancelled in 2019	1.6	24	—	—
Shares repurchased in 2018 and cancelled in 2019	(0.2)	(2)	—	—
Shares repurchased and cancelled in 2019	(1.4)	(22)	—	—
Common shares outstanding, end of period	81.7	$1,280	86.7	$1,356

Disclosure of accumulated other comprehensive income (loss)

(US $ millions)	Jul 6, 2019	Dec 31, 2018
Foreign currency translation loss on foreign operations, net of tax of $(3) (December 31, 2018 – $(5))	$(165)	$(159)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2018 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligations, net of tax of $11 (December 31, 2018 – $9)	(35)	(30)
Accumulated other comprehensive loss, net of tax	$(208)	$(197)